Equity Purchase Agreement - (Details Narrative) - USD ($)		12 Months Ended
	Mar. 12, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares issued for common stock
Agreed to payment to related party		$ 48,000
Investor [Member]
Investor purchases description	(i) that the Company has an effective registration statement with the SEC registering the Shares for resale, and (ii) that the purchase of the Shares shall not cause the Investor to own more than 9.99% of the outstanding shares of common stock. In connection with the Equity Purchase Agreement, the Company agreed to pay $15,000 of fees to the Investor, of which $10,000 was paid on execution of the Equity Purchase Agreement, and the remaining $5,000 will be paid on the first sale of Shares.
Number of donate shares to common stock	35,000
Equity Purchase Agreement [Member]
Number of shares issued for common stock	$ 450,000
Investor purchases description	The Investor has an obligation, to the extent it has not already made voluntary purchases, to purchase up to (i) $200,000 in Shares within 15 Trading Days (as defined in the Equity Purchase Agreement) after the effective date of the Registration Statement (as defined below) and (ii) $450,000 in Shares within 70 Trading Days after the effective date of the Registration Statement.
Equity Purchase Agreement [Member] | Investor [Member]
Agreed to payment to related party	$ 15,000
Payments for execution	10,000
Paid sale of shares	5,000
Equity Purchase Agreement [Member] | Maximum [Member]
Number of shares issued for common stock	$ 450,000